POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED MAY 8, 2014 TO THE PROSPECTUS

DATED FEBRUARY 28, 2014 OF:

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares S&P International Developed High Quality Portfolio

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Effective immediately, the table in the section titled “PowerShares DWA Developed Markets Momentum Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 5 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (12/28/07)
Return Before Taxes	36.13%	16.73%	2.77%
Return After Taxes on Distributions	34.64%	16.25%	2.51%
Return After Taxes on Distributions and Sale of Fund Shares	20.63%	13.53%	2.22%
Dorsey Wright® Developed Markets Technical Leaders Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	37.73%	18.04%	3.76%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	12.44%	0.28%

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Effective immediately, the table in the section titled “PowerShares DWA Emerging Markets Momentum Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 9 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (12/28/07)
Return Before Taxes	(0.08)%	15.30%	(4.52)%
Return After Taxes on Distributions	(0.12)%	15.29%	(4.53)%
Return After Taxes on Distributions and Sale of Fund Shares	0.44%	12.55%	(3.23)%
Dorsey Wright® Emerging Markets Technical Leaders Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	0.34%	18.61%	(0.50)%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	14.79%	(1.21)%

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Effective immediately, the table in the section titled “PowerShares Emerging Markets Infrastructure Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 14 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (10/16/08)
Return Before Taxes	(10.02)%	12.51%	12.78%
Return After Taxes on Distributions	(10.24)%	12.42%	12.66%
Return After Taxes on Distributions and Sale of Fund Shares	(5.31)%	10.31%	10.53%
S-Network Emerging Infrastructure Builders IndexSM (reflects no deduction for fees, expenses or taxes)	(8.13)%	13.80%	14.65%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	14.79%	13.89%

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Effective immediately, the table in the section titled “PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 18 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (06/25/07)
Return Before Taxes	2.53%	18.80%	5.26%
Return After Taxes on Distributions	1.86%	18.08%	4.61%
Return After Taxes on Distributions and Sale of Fund Shares	2.12%	15.39%	4.15%
FTSE RAFI Developed Asia Pacific ex Japan Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	3.89%	19.65%	6.18%
MSCI Pacific ex Japan Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	5.49%	18.29%	3.70%

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Effective immediately, the table in the section titled “PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 21 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (06/25/07)
Return Before Taxes	23.45%	12.84%	0.45%
Return After Taxes on Distributions	22.70%	12.55%	0.23%
Return After Taxes on Distributions and Sale of Fund Shares	13.83%	10.54%	0.56%
FTSE RAFI Developed ex U.S. 1000 Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	24.76%	13.44%	1.07%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	12.44%	0.43%

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Effective immediately, the table in the section titled “PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 24 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (09/27/07)
Return Before Taxes	20.84%	17.28%	3.69%
Return After Taxes on Distributions	20.26%	16.84%	3.37%
Return After Taxes on Distributions and Sale of Fund Shares	12.36%	14.15%	2.99%
FTSE RAFI Developed ex US Mid Small 1500 Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.25%	18.12%	4.38%
MSCI EAFE® Small Cap Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	29.30%	18.50%	2.64%

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Effective immediately, the table in the section titled “PowerShares FTSE RAFI Emerging Markets Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 28 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (09/27/07)
Return Before Taxes	(7.65)%	10.55%	(1.71)%
Return After Taxes on Distributions	(8.02)%	10.46%	(1.81)%
Return After Taxes on Distributions and Sale of Fund Shares	(3.58)%	8.82%	(0.96)%
FTSE RAFI Emerging Markets Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(7.12)%	13.38%	(0.13)%
MSCI Emerging Markets IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(2.60)%	14.79%	(0.56)%

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Effective immediately, the table in the section titled “PowerShares Global Agriculture Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 32 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (09/18/08)
Return Before Taxes	(0.78)%	13.69%	4.83%
Return After Taxes on Distributions	(1.00)%	13.60%	4.76%
Return After Taxes on Distributions and Sale of Fund Shares	0.04%	11.18%	3.92%
NASDAQ OMX Global Agriculture IndexSM (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	(0.58)%	14.27%	5.43%

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Effective immediately, the table in the section titled “PowerShares S&P International Developed High Quality Portfolio—Summary Information—Average Annual Total Returns for the Periods Ended December 31, 2013” on page 47 is deleted and replaced with the following:

	1 Year	5 Years	Since Inception (06/13/07)
Return Before Taxes	16.86%	14.55%	(1.49)%
Return After Taxes on Distributions	16.64%	14.43%	(1.53)%
Return After Taxes on Distributions and Sale of Fund Shares	10.18%	12.09%	(0.81)%
S&P International Developed High Quality Rankings Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)(1)	18.13%	N/A	N/A
Blended—S&P International Developed High Quality Rankings Index(2) (reflects no deduction for fees, expenses or taxes)	18.13%	15.70%	(0.21)%
MSCI EAFE® Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes)	22.78%	12.44%	0.70%

Please Retain This Supplement For Future Reference.

P-PS-PRO-8 SUP-3 050814

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